Acquisitions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				6 Months Ended		12 Months Ended
	Feb. 04, 2019	Feb. 28, 2018	Oct. 31, 2018	May 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Acquisitions (Textual)
Number of shares issued upon acquisition									35,000
Cash								$ 108	$ 168
Banana Whale Studios PTE Ltd [Member]
Acquisitions (Textual)
Number of shares issued upon acquisition				7,383,000
Cash	$ 1,500
Number of stock issued	2,000,000
Banana Whale Studios PTE Ltd [Member] | Subsequent Event [Member]
Acquisitions (Textual)
Promissory notes payable											$ 500
123Wish, Inc. [Member]
Acquisitions (Textual)
Ownership percentage acquired		51.00%				51.00%	51.00%		51.00%
Number of shares issued upon acquisition						1,333,334			1,333,334
Share price (in dollars per share)		$ 1.04				$ 1.04
Cash						$ 1,333,334
Fair value of issued stock		$ 1,400
Browning Productions And Entertainment, Inc. [Member]
Acquisitions (Textual)
Ownership percentage acquired									51.00%
Number of shares issued upon acquisition			150,000						150,000
Number of stock allocation upon acquisition			300,000
Number of shares issued upon acquisition,value			$ 10
Fair value of issued stock			$ 101,100
Number of stock outstanding upon acquisition			150,000
Deposit of cash			$ 10
Number of stock issued			35,000
Fair value of issued stock			$ 18,200
Love Media House, Inc. (formerly C-Rod, Inc.) [Member]
Acquisitions (Textual)
Number of shares issued upon acquisition					3,376,147				1,376,147
Number of shares issued upon acquisition,value					$ 1,900
Cash					$ 150
Love Media House, Inc. (formerly C-Rod, Inc.) [Member]
Acquisitions (Textual)
Ownership percentage acquired							100.00%		100.00%
Number of shares issued upon acquisition									2,000,000
Banana Whale Studios Pte [Member]
Acquisitions (Textual)
Ownership percentage acquired									51.00%
Number of shares issued upon acquisition									7,383,000